9. Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

In January 2017, the Company entered into a 36-month warehouse lease with Rick Ware Racing, LLC, payable in 1,200,000 shares of the Company’s common stock.

In March of 2017, the Company sold the Ford BOSS Mustang R back to the original seller receiving $125,000 in cash and 833,333 shares of the Company’s common stock which were cancelled.